Specific items	6 Months Ended
Sep. 30, 2018
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Specific items
6	Specific items

The group separately identifies and discloses those items that in management’s judgement need to be disclosed by virtue of their size, nature or incidence (termed ‘specific items’). Specific items are used to derive the adjusted results as presented in the accompanying consolidated income statement. Adjusted results are consistent with the way that financial performance is measured by management and assists in providing an additional analysis of the reporting trading results of the group. Specific items may not be comparable to similarly titled measures used by other companies. In determining whether an event or transaction is specific, management considers quantitative as well as qualitative factors. Examples of charges or credits meeting the above definition and which have been presented as specific items in the current and/or prior years include acquisitions/disposals of businesses and investments, retrospective regulatory matters, historical insurance or litigation claims, business restructuring programmes, asset impairment charges, property rationalisation programmes, net interest on pensions and the settlement of multiple tax years. In the event that other items meet the criteria, which are applied consistently from year to year, they are also treated as specific items.

	Half year to 30 September
	2018 £m	2017 £m
Specific revenue
Retrospective regulatory matters	36	14
Specific revenue	36	14
Specific operating costs
Restructuring charge	206	130
Retrospective regulatory matters	5	13
Italian business investigation	1	6
EE acquisition warranty claims	-	225
Profit on disposal of business	-	(1)
Specific operating costs	212	373
Specific operating loss	248	387
Net interest expense on pensions	69	109
Net specific items charge before tax	317	496
Tax credit on specific items before tax	(52)	(46)
Net specific items charge after tax	265	450

Restructuring charge

During the first half of the year we incurred charges of £206m (H1 2017/18: £130m), primarily relating to leaver costs. These costs reflect projects within our group-wide cost transformation programme, including those costs related to the integration of EE.

Retrospective regulatory matters

We’ve recognised a net charge of £41m (H1 2017/18: £27m) in relation to regulatory matters in the first half of this year. This reflects the completion of the majority of compensation payments to other communications providers in relation to Ofcom’s March 2017 findings of its investigation into our historical practices on Deemed Consent by Openreach, and new matters arising. Of this, £36m is recognised in revenue and £5m in operating costs.

Italian business investigation

During the first half of the year we have incurred professional costs relating to the investigation of our Italian business of £1m (H1 2017/18: £6m).

Interest expense on retirement benefit obligation

During the first half of the year we incurred £69m (H1 2017/18: £109m) of interest costs in relation to our defined benefit pension obligations.

Tax on specific items

A tax credit of £52m (H1 2017/18: £46m) was recognised in relation to specific items.

EE acquisition warranty claims

In the prior year we reached settlements with Deutsche Telekom and Orange in respect of any warranty claims under the 2015 EE acquisition agreement, arising from the issues previously announced regarding our operations in Italy. This represents a full and final settlement of these issues and results in a specific item charge of £225m.